UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

FORM N-Q

DECEMBER 31, 2007

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited)	December 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 11.2%
Media - 8.2%
5,610,940	Interpublic Group of Cos. Inc. *	$45,504,723
5,611,000	News Corp., Class B Shares	119,233,750
4,092,900	Time Warner Inc.	67,573,779
2,945,000	Walt Disney Co.	95,064,600

	Total Media	327,376,852

Specialty Retail - 3.0%
3,373,200	Gap Inc.	71,781,696
1,835,100	Home Depot Inc.	49,437,594

	Total Specialty Retail	121,219,290

	TOTAL CONSUMER DISCRETIONARY	448,596,142

CONSUMER STAPLES - 7.2%
Food & Staples Retailing - 2.2%
1,804,900	Wal-Mart Stores Inc.	85,786,897

Food Products - 3.5%
1,559,108	Kraft Foods Inc., Class A Shares	50,873,694
979,950	Unilever PLC	36,749,968
1,393,320	Unilever PLC, ADR	52,138,034

	Total Food Products	139,761,696

Household Products - 1.5%
870,100	Kimberly-Clark Corp.	60,332,734

	TOTAL CONSUMER STAPLES	285,881,327

ENERGY - 10.8%
Energy Equipment & Services - 5.0%
413,400	Baker Hughes Inc.	33,526,740
962,100	BJ Services Co.	23,340,546
1,099,800	Halliburton Co.	41,693,418
379,500	Nabors Industries Ltd. *	10,394,505
420,100	Schlumberger Ltd.	41,325,237
349,116	Transocean Inc. *	49,975,955

	Total Energy Equipment & Services	200,256,401

Oil, Gas & Consumable Fuels - 5.8%
989,800	Anadarko Petroleum Corp.	65,019,962
548,000	Chevron Corp.	51,144,840
267,800	ConocoPhillips	23,646,740
440,200	Exxon Mobil Corp.	41,242,338
1,372,400	Williams Cos. Inc.	49,104,472

	Total Oil, Gas & Consumable Fuels	230,158,352

	TOTAL ENERGY	430,414,753

FINANCIALS - 16.8%
Capital Markets - 4.6%
136,500	Franklin Resources Inc.	15,619,695
1,036,400	Merrill Lynch & Co. Inc.	55,633,952
1,369,205	State Street Corp.	111,179,446

	Total Capital Markets	182,433,093

Consumer Finance - 1.8%
1,376,300	American Express Co.	71,595,126

Diversified Financial Services - 5.0%
2,226,596	Bank of America Corp.	91,869,351
2,453,400	JPMorgan Chase & Co.	107,090,910

	Total Diversified Financial Services	198,960,261

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

SHARES	SECURITY	VALUE
Insurance - 3.7%
517,660	Allied World Assurance Holdings Ltd.	$25,971,002
1,498,700	Chubb Corp.	81,799,046
467,900	Hartford Financial Services Group Inc.	40,796,201

	Total Insurance	148,566,249

Real Estate Investment Trusts (REITs) - 1.1%
2,413,900	Annaly Mortgage Management Inc.	43,884,702

Thrifts & Mortgage Finance - 0.6%
1,850,980	PMI Group Inc.	24,581,015

	TOTAL FINANCIALS	670,020,446

HEALTH CARE - 14.0%
Life Sciences Tools & Services - 0.6%
1,946,773	Enzo Biochem Inc. *	24,801,888

Pharmaceuticals - 13.4%
1,941,300	Abbott Laboratories	109,003,995
842,674	Bentley Pharmaceuticals Inc. *	12,715,951
739,200	Eli Lilly & Co.	39,465,888
545,200	Forest Laboratories Inc. *	19,872,540
1,274,200	GlaxoSmithKline PLC, ADR	64,206,938
1,298,900	Johnson & Johnson	86,636,630
1,111,110	NexMed Inc. *	1,588,887
836,500	Novartis AG, ADR	45,430,315
3,249,300	Pfizer Inc.	73,856,589
1,819,000	Wyeth	80,381,610

	Total Pharmaceuticals	533,159,343

	TOTAL HEALTH CARE	557,961,231

INDUSTRIALS - 12.3%
Aerospace & Defense - 7.3%
734,000	Boeing Co.	64,195,640
1,730,500	Honeywell International Inc.	106,546,885
2,014,200	Raytheon Co.	122,261,940

	Total Aerospace & Defense	293,004,465

Building Products - 0.3%
365,600	Simpson Manufacturing Co. Inc.	9,721,304

Industrial Conglomerates - 2.2%
2,411,300	General Electric Co.	89,386,891

Machinery - 2.5%
833,800	Caterpillar Inc.	60,500,528
874,800	Dover Corp.	40,319,532

	Total Machinery	100,820,060

	TOTAL INDUSTRIALS	492,932,720

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 3.5%
2,412,800	Cisco Systems Inc. *	65,314,496
4,676,700	Motorola Inc.	75,014,268

	Total Communications Equipment	140,328,764

Computers & Peripherals - 1.7%
637,174	International Business Machines Corp.	68,878,509
118,600	Socket Communications Inc. *	97,252

	Total Computers & Peripherals	68,975,761

Electronic Equipment & Instruments - 0.9%
969,150	Agilent Technologies Inc. *	35,606,571

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

SHARES	SECURITY	VALUE
Internet Software & Services - 1.4%
240,400	Bridgeline Software Inc. *	$879,864
888,300	eBay Inc. *	29,482,677
631,850	VeriSign Inc. *	23,763,879

	Total Internet Software & Services	54,126,420

Semiconductors & Semiconductor Equipment - 8.0%
4,589,000	Applied Materials Inc.	81,500,640
1,566,100	Novellus Systems Inc. *	43,177,377
162,800	Samsung Electronics Co., Ltd., GDR (a)	47,659,700
5,636,196	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	56,136,512
2,482,800	Texas Instruments Inc.	82,925,520
317,403	Verigy Ltd. *	8,623,840

	Total Semiconductors & Semiconductor Equipment	320,023,589

Software - 2.9%
3,101,800	Microsoft Corp.	110,424,080
23,000	Sybase Inc. *	600,070
2,514,752	Wave Systems Corp., Class A *	3,646,390

	Total Software	114,670,540

	TOTAL INFORMATION TECHNOLOGY	733,731,645

MATERIALS - 5.7%
Chemicals - 2.7%
1,135,800	Dow Chemical Co.	44,773,236
1,396,400	E.I. du Pont de Nemours & Co.	61,567,276

	Total Chemicals	106,340,512

Metals & Mining - 1.6%
1,721,200	Alcoa Inc.	62,909,860

Paper & Forest Products - 1.4%
786,200	Weyerhaeuser Co.	57,974,388

	TOTAL MATERIALS	227,224,760

TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
3,044,812	Vodafone Group PLC, ADR	113,632,384

	TOTAL COMMON STOCKS (Cost - $2,933,238,670)	3,960,395,408

FACE AMOUNT
CORPORATE BONDS & NOTES - 0.0%
Aerospace & Defense - 0.0%
$332	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (b)(c)(d) (Cost - $0)	0

WARRANTS
WARRANTS - 0.0%
600,000	Genelabs Technologies Inc., Expires 5/1/08(b)(c)* (Cost - $0)	1

See Notes to Schedule of Investments.

3

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $2,933,238,670)	3,960,395,409

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
$26,693,000	Interest in $840,894,000 joint tri-party repurchase agreement dated 12/31/07 with Greenwich Capital Markets Inc., 4.350% due 1/2/08; Proceeds at maturity- $26,699,451; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 2/15/08 to 10/17/36; Market value - $27,227,001) (Cost - $26,693,000)	$26,693,000

	TOTAL INVESTMENTS - 99.9% (Cost - $2,959,931,670#)	3,987,088,409
	Other Assets in Excess of Liabilities - 0.1%	3,061,949

	TOTAL NET ASSETS - 100.0%	$3,990,150,358

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Illiquid security.

(d)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Fundamental Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,149,445,406
Gross unrealized depreciation	(122,288,667)

Net Unrealized Appreciation	$1,027,156,739

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 28, 2008